Severance Indemnities and Pension Plans (Schedule of Estimated Future Benefit Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Domestic subsidiaries, Pension benefits and SIP [Member]
For fiscal year ending March 31, 2012	¥ 80,436
For fiscal year ending March 31, 2013	80,245
For fiscal year ending March 31, 2014	82,658
For fiscal year ending March 31, 2015	84,609
For fiscal year ending March 31, 2016	86,396
Thereafter (for fiscal year ending March 2017-2021)	442,027
Foreign offices and subsidiaries, Pension benefits [Member]
For fiscal year ending March 31, 2012	6,505
For fiscal year ending March 31, 2013	7,082
For fiscal year ending March 31, 2014	7,664
For fiscal year ending March 31, 2015	8,252
For fiscal year ending March 31, 2016	9,094
Thereafter (for fiscal year ending March 2017-2021)	59,054
Foreign offices and subsidiaries, Other benefits [Member]
For fiscal year ending March 31, 2012	1,350
For fiscal year ending March 31, 2013	1,444
For fiscal year ending March 31, 2014	1,557
For fiscal year ending March 31, 2015	1,656
For fiscal year ending March 31, 2016	1,764
Thereafter (for fiscal year ending March 2017-2021)	¥ 10,308